Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000193014 | HEICO Corp.FR_422806109
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000193014 | Teledyne Technologies, Inc.FR_879360105
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000193014 | Woodward, Inc.FR_980745103
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000193014 | Casey's General Stores, Inc.FR_147528103
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000193014 | Lennox International, Inc.FR_526107107
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000193014 | W.R. Berkley Corp.FR_084423102
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000193014 | AutoZone, Inc.FR_053332102
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000193014 | Waste Connections, Inc.FR_94106B101
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000193014 | Cadence Design Systems, Inc.FR_127387108
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000193014 | CACI International, Inc.FR_127190304
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000193014 | Sector EquityConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	5.20%
C000193014 | Sector EquityConsumer Staples
Holdings [Line Items]
Percent of Total Investments	5.90%
C000193014 | Sector EquityHealthcare
Holdings [Line Items]
Percent of Total Investments	6.60%
C000193014 | Sector EquityFinancials
Holdings [Line Items]
Percent of Total Investments	10.20%
C000193014 | Sector EquityInformation Technology
Holdings [Line Items]
Percent of Total Investments	22.30%
C000193014 | Sector EquityIndustrials
Holdings [Line Items]
Percent of Total Investments	49.80%
C000193014 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	96.30%
C000193014 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000020635 | HEICO Corp.FR_422806109
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000020635 | Teledyne Technologies, Inc.FR_879360105
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000020635 | Woodward, Inc.FR_980745103
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000020635 | Casey's General Stores, Inc.FR_147528103
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000020635 | Lennox International, Inc.FR_526107107
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000020635 | W.R. Berkley Corp.FR_084423102
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000020635 | AutoZone, Inc.FR_053332102
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000020635 | Waste Connections, Inc.FR_94106B101
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000020635 | Cadence Design Systems, Inc.FR_127387108
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000020635 | CACI International, Inc.FR_127190304
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000020635 | Sector EquityConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	5.20%
C000020635 | Sector EquityConsumer Staples
Holdings [Line Items]
Percent of Total Investments	5.90%
C000020635 | Sector EquityHealthcare
Holdings [Line Items]
Percent of Total Investments	6.60%
C000020635 | Sector EquityFinancials
Holdings [Line Items]
Percent of Total Investments	10.20%
C000020635 | Sector EquityInformation Technology
Holdings [Line Items]
Percent of Total Investments	22.30%
C000020635 | Sector EquityIndustrials
Holdings [Line Items]
Percent of Total Investments	49.80%
C000020635 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	96.30%
C000020635 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	3.70%